Commitments and contingencies (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Commitments and contingencies
Total capital commitments	¥ 17,467,110	$ 2,497,763	¥ 157,801,809